Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Mar. 31, 2026	Jan. 31, 2026	Mar. 31, 2025	Jan. 31, 2025	Jan. 31, 2026	Jan. 31, 2025	Dec. 31, 2025	Jul. 31, 2025	Dec. 31, 2024	Jul. 31, 2024
Cash flows from operating activities:
Net income (loss)	$ (17,812,415)		$ (7,467,201)				$ 74,004,768		$ (24,104,797)
Adjustments to reconcile net loss to net cash flows from operating activities:
Stock-based compensation expense (benefit)	(4,704,128)						8,777,574
Change in fair value of derivative liabilities							16,156,071
Non-cash severance expense	(14,516)						19,162,500
Net realizable value adjustments							2,581,874
Change in fair value of notes payable							(4,567,951)
Non-employee share-based payments	524,325
Change in fair value of notes payable	142,858		45,000
Change in fair value of loans payable to related party			(19,000)				514,709
Amortization of debt discount							128,927
Fee shares to related party							1,425,095
Loss on issuance of debt							138,000
Loss on issuance of debt-related party							40,531,000
Conversion of NRA shares post deSPAC							1
ELOC commitment fee expense							7,400,000
Common stock issued to vendor	69,335
Change in fair value of warrant liabilities	4,564,500						(209,916,200)
Changes in non-cash working capital items:
Change in fair value of derivative asset							14,839,243
Bad debt expense	1,655,291
Changes in operating assets and liabilities:
Accounts receivable	21,745,385						(19,948,508)
Related party receivable			(65,180)				(65,180)		(2,396,334)
Inventories	299,219						(2,919,845)
Security deposit	1,200,000
Other current assets	616,260		141,389				(585,348)		(1,526,541)
Related party payable			700,001				(7,285,995)		10,315,014
Accounts payable	(18,954,040)		1,253,849				35,765,394		6,539,107
Professional fees payable							7,566,928
Loans payable to related party			47,681
Accrued expenses and other current liabilities	6,317,874		2,056,993				14,595,266		35,988
Net cash used in operating activities	(4,335,536)		(3,306,468)				(17,857,747)		(11,137,563)
Cash flows from investing activities:
Cash acquired in Acquisition			220,897				220,897
Cash paid for operations plant									(239,134)
Purchase of property and equipment									(28,678,950)
Cash paid for construction in progress	(2,695,771)		(1,150,996)				(1,784,214)
Net cash used in investing activities	(2,695,771)		(930,099)				(1,563,317)		(28,918,084)
Cash flows from financing activities:
Proceeds from member contributions			4,387,000				4,387,000		37,895,675
Proceeds from loan payable to related party							9,936,804		2,396,334
Proceeds from note payable							2,070,000
Payment of note payable							(37,740)
Proceeds from borrowing							1,950,000		500,000
Debt settlement							(2)
Repayment of borrowing									(500,000)
Payment of GNCU loans	(450,000)
Payment of financial liability	(450,000)
ELOC at the market stock sales	2,680,229						861,228
Proceeds for common stock issued to EEME	6,900,000
Repayment of note payable	(756,320)
Net cash provided by financing activities	7,923,909		4,387,000				19,167,290		40,292,009
Net increase in cash, cash equivalents and restricted cash	892,602		150,433				(253,774)		236,362
Cash, cash equivalents and restricted cash at beginning of year	159,232		413,006				413,006		176,600
Cash, cash equivalents and restricted cash at the end of year	1,051,834		563,439				159,232		413,006
Supplemental disclosure of cash flow information
Cash paid for interest	991,304								6,592,639
Supplemental disclosure of Non-Cash Investing and Financing Activities:
Capitalization of debt closing costs to construction in progress	53,825		53,825				161,475		215,299
Issuance of common stock in exchange for members’ equity in Acquisition			1,068,562,000				1,060,619,510
Assumption of net assets (liabilities) in Acquisition			(93,647,521)				(93,647,521)
Issuance of membership units to settle related party payables			500,000				500,000
Assumption of net assets (liabilities) from Business Combination							(226,081,466)
Conversion of convertible note payable to related parties into New XCF common stock							100,000,000
Issuance of common stock for ELOC commitment fee							7,400,000
Conversion of non redemption agreement							1,240,000
Fee shares to related party							1,425,000
Interest capitalization on notes payable	2,789,859		2,955,225				11,720,829		4,505,441
Interest capitalization on financial liability	$ 3,037,848		$ 2,602,808				10,774,604		9,588,939
Convertible note issued for services from vendor							$ 5,500,000
DevvStream Corp
Cash flows from operating activities:
Net income (loss)		$ (3,414,563)		$ (4,557,626)	$ (3,936,109)	$ (8,614,060)		$ (12,067,231)		$ (9,871,748)
Adjustments to reconcile net loss to net cash flows from operating activities:
Depreciation				361		722		953		1,771
Stock-based compensation expense (benefit)					116,638	292,896		582,966		1,290,327
Change in fair value of derivative liabilities					1,500	(719,000)		(719,000)		845,700
Change in fair value of mandatory convertible debentures						(70,500)		(70,500)		27,500
Change in fair value of warrant liabilities					(3,757,599)	(9,223)		(1,728,392)
Change in fair value of stock option liabilities					(101,423)	(177,459)		(196,625)
Staking income		(25,911)			(40,245)
Loss on revaluation of cryptocurrencies		1,689,591			2,113,072
Loss on investment in associate		10,610		106,850	100,177	106,850		512,011
Gain on settlement of accounts payable						(899,015)		(899,015)
Gain on settlement of debt					(17,007)			(899,015)
Impairment of carbon credits		12,968		1,207,800	12,968	1,207,800		1,224,060
Stop-loss provision loss					49,340	1,024,713		1,065,235
Non-cash general and administrative										50,000
Accrued interest					557,401	76,601		305,592		19,024
Accretion expense					468,111	168,945		346,424		52,554
Retirement of carbon credits					50,000
Changes in non-cash working capital items:
GST receivable					(17,541)	(30,689)		(54,988)
Other receivables						(171,573)
Carbon credits					(44,424)	(100,000)		(143,211)
Prepaid expenses					(335,253)	(4,008)		(140,755)		267,294
Accounts payable and accrued liabilities					(1,157,546)	3,865,220		5,731,504		5,807,752
Changes in non-cash working capital items:
Corporate taxes receivables								(171,573)		(39,121)
Changes in operating assets and liabilities:
Accounts receivable					(340)			(7,360)
Net cash used in operating activities					(5,938,280)	(4,051,780)		(6,429,905)		(1,548,947)
Investing activities
Cash assumed on RTO						1,661,645		1,661,645
Purchase of cryptocurrencies					(5,125,100)
Cash flows from investing activities:
Net cash used in investing activities					(5,125,100)	1,661,645		1,661,645
Financing activities
Proceeds from issuance of mandatory convertible debentures										50,000
Cash flows from financing activities:
Proceeds from convertible debentures						67,650		9,400,650		883,516
Proceeds from warrant exercise						86,237		86,237		176,113
Proceeds from PIPE financing					2,000,004	2,230,000		2,230,000
ELOC at the market stock sales					1,655,952			2,879,930
Repayment of convertible debentures					(347,952)
Net cash provided by financing activities					3,308,004	2,383,887		14,596,817		1,109,629
Effect of exchange rate changes on cash					(128)	1,807		1,448		(29,547)
Net increase in cash, cash equivalents and restricted cash					(7,755,504)	(4,441)		9,830,005		(468,865)
Cash, cash equivalents and restricted cash at beginning of year					9,851,111	21,106		21,106		489,971
Cash, cash equivalents and restricted cash at the end of year		2,095,607		16,665	2,095,607	16,665		9,851,111		21,106
Presented as:
Cash		815,707		16,665	815,707	16,665		3,446,111		21,106
Restricted cash		1,279,900			1,279,900			6,405,000
Cash, Ending		$ 2,095,607		$ 16,665	2,095,607	16,665		9,851,111		21,106
Supplemental disclosure of cash flow information
Taxes paid
Cash paid for interest					347,952
Fair value of warrants exercised						389,729		389,729
Fair value of securities issued for the RTO (Note 4)						3,147,118		3,147,117
Fair value of securities issued for settlement of accounts payable						10,888,912		10,888,912
Fair value of securities issued for services						585,155		585,155
Fair value of securities issued for carbon credits						1,982,424		1,982,424
Fair value of securities issued for the acquisition of interest in associate						1,220,000		1,220,000
Fair value of securities issued for ELOC commitment						305,000		363,333
Repayment of convertible debentures from ELOC drawdown proceeds					$ 551,986			$ 448,151